Earnings per share (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Profit (loss), attributable to ordinary equity holders of parent entity	₨ 56,544	₨ 55,684	₨ 45,067
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	941,080	1,227,725	1,432,665